Furniture, Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Furniture, Equipment and Leasehold Improvements
Furniture, Equipment and Leasehold Improvements
Furniture, Equipment and Leasehold Improvements consisted of the following:

	December 31,
	2016	2015
Furniture and Equipment	$27,288	$20,484
Leasehold Improvements	54,993	52,253
Computer and Computer-related Equipment	23,038	17,899
Total	105,319	90,636
Less: Accumulated Depreciation and Amortization	(53,668)	(42,656)
Furniture, Equipment and Leasehold Improvements, Net	$51,651	$47,980

Depreciation and amortization expense for Furniture, Equipment and Leasehold Improvements totaled $13,160, $10,469 and $8,256 for the years ended December 31, 2016, 2015 and 2014, respectively.